Retirement And Other Benefit Plans (Schedule Of Components Of Net Periodic Benefit Cost For Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Retirement And Other Benefit Plans [Abstract]
Service cost	$ 0.1	$ 0.1	$ 0.2
Interest cost	3.8	3.9	4.0
Expected return on plan assets	(4.1)	(4.2)	(4.1)
Net actuarial loss	1.5	1.1	0.9
Settlement gain			(0.5)
Net periodic benefit cost	1.3	0.9	0.5
Defined contribution plans	4.5	3.7	4.3
Total	$ 5.8	$ 4.6	$ 4.8